RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	$ (38,756)	$ (36,956)
Junior subordinated notes (Note 20)	(8,939)	(8,498)
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	(38,661)	(36,885)
Junior subordinated notes (Note 20)	(8,939)	(8,498)
Total liabilities	(47,600)	(45,383)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	(45,615)	(46,054)
Junior subordinated notes (Note 20)	(9,236)	(8,908)
Total liabilities	$ (54,851)	$ (54,962)